Schedule II.-Valuation and Qualifying Accounts and Reserves	12 Months Ended
Mar. 31, 2021
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule II.-Valuation and Qualifying Accounts and Reserves
Schedule II.—Valuation and Qualifying Accounts and Reserves
ORIX Corporation and Subsidiaries

	Millions of yen
	Year Ended March 31, 2019
Description	Balance at beginning of period	Acquisitions	Addition: Charged to costs and expenses	Deduction	Translation adjustment	Balance at end of period
Restructuring cost:
Severance and other benefits to terminated employees	¥2,151	¥0	¥0	¥(3)	¥(99)	¥2,049

Total	¥2,151	¥0	¥0	¥(3)	¥(99)	¥2,049

	Millions of yen
	Year Ended March 31, 2020
Description	Balance at beginning of period	Acquisitions	Addition: Charged to costs and expenses	Deduction	Translation adjustment	Balance at end of period
Restructuring cost:
Severance and other benefits to terminated employees	¥2,049	¥0	¥73	¥(1,365)	¥(67)	¥690

Total	¥2,049	¥0	¥73	¥(1,365)	¥(67)	¥690

	Millions of yen
	Year Ended March 31, 2021
Description	Balance at beginning of period	Acquisitions	Addition: Charged to costs and expenses	Deduction	Translation adjustment	Balance at end of period
Restructuring cost:
Severance and other benefits to terminated employees	¥690	¥0	¥0	¥(474)	¥36	¥252

Total	¥690	¥0	¥0	¥(474)	¥36	¥252

	Millions of yen

Description	Balance at beginning of period	Acquisitions	Addition: Charged to costs and expenses	Deduction*1	Other*2	Balance at end of period
Deferred tax assets:
Valuation allowance
Year ended March 31, 2019	¥14,676	¥0	¥2,376	¥(3,717)	¥(179)	¥13,156
Year ended March 31, 2020	¥13,156	¥522	¥3,401	¥(1,677)	¥(33)	¥15,369
Year ended March 31, 2021	¥15,369	¥805	¥7,458	¥(2,487)	¥415	¥21,560

*1
The amount of deduction includes benefits recognized in earnings, expiration of loss carryforwards and sales of subsidiaries. The amounts of expiration of loss carryforwards were ¥1,012 million in fiscal 2019, ¥782 million in fiscal 2020 and ¥1,129 million in fiscal 2021.

*2	The amount of other includes translation adjustment and the effect of changes in statutory tax rate.